UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 1999.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA ASSET MANAGEMENT, L.L.C.
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Managing Member
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff        Salt Lake City, Utah        April 1, 1999

                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    29
Form 13F Information Table Value Total:    127,776

                                              VALUE   SHARES/  INVST VOTE
NAME OF ISSUER          CLASS   CUSIP         X$1000  PRN AMT  DSCTN AUTH

Cisco Systems                   17275R102     13,420  122,487  Sole  None
Sun Microsystems                866810104     9,056   72,414   Sole  None
Costco Co. Inc.                 22160Q102     8.491   92,739   Sole  None
Watson Pharmaceut               942683103     8,256   187,102  Sole  None
Gillette                        375766102     7,076   119,055  Sole  None
Microsoft Corp.                 594918104     6,836   76,276   Sole  None
Johnson & Johnson               478160104     6,754   72,239   Sole  None
Ace Ltd.                        004644100     6,720   215,476  Sole  None
Berkshire Hathaway      B       084670207     6,555   2,788    Sole  None
Federal Home Loan               313400301     6,073   105,960  Sole  None
PepsiCo, Inc.                   713448108     5,770   147,235  Sole  None
Berkshire Hathaway      A       084670108     5,569   78       Sole  None
Disney                          254687106     4,993   160,427  Sole  None
Harley Davidson                 412822108     4,971   86,635   Sole  None
American Express                025816109     4,898   41,595   Sole  None
Proctor & Gamble                742718109     4,824   49,255   Sole  None
Wells Fargo                     949746101     4,740   135,180  Sole  None
RLI Corp.                       749607107     3,816   130,450  Sole  None
Crescent Real Est               225756105     3,378   157,108  Sole  None
WA Mutual                       939322103     2,989   73,116   Sole  None
Warner-Lambert                  934488107     699     10,545   Sole  None
MCI WorldCom Inc.               55268B106     574     6,483    Sole  None
SchValueAd                      808515605     441     441,281  Sole  None
At Home Corp.                   045919107     268     1,700    Sole  None
Shire Pharmaceut        ADR     82481R106     267     11,700   Sole  None
American Home Prod              026609107     216     3,305    Sole  None
Shire Pharm. Gp                 000799803     115     15,100   Sole  None
Microbest                       59500X108     11      13,506   Sole  None
TPA America, Inc.               872605100     0       15,000   Sole  None